SHARE-BASED PAYMENTS - Share-based payment expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments expense	$ 34.5	$ 28.5
Impact of equity swap agreements (Note 30)	6.6	5.3
Amount capitalized	(1.0)	(0.9)
Share-based payments expense, net of equity swap (Note 25)	40.1	32.9
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	7.0	6.1
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	4.7	0.0
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plans	3.6	0.0
Cash-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	2.2	6.6
Cash-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	2.4	0.4
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	15.7	12.8
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ (1.1)	$ 2.6